Application of New and Revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations Issued by The International Accounting Standards Board (“IASB”), (Collectively, “IFRSs”) (Tables)
12 Months Ended
Dec. 31, 2025
Application of new and revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRSs”) [Abstract]
Schedule of Amendments to IFRSs and New interpretation	Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year
New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IAS 21, “Lack of Exchangeability”	January 1, 2025

Schedule of New Standards, Interpretations and Amendments	New standards, interpretations and amendments in issue but not yet effective
New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IFRS 9 and IFRS 7, “Amendments to the Classification and Measurement of Financial Instruments”	January 1, 2026
Amendment to IFRS 9 and IFRS 7, “Contracts Referencing Nature – Dependent Electricity”	January 1, 2026
Annual improvements to IFRS Accounting Standards – Volume 11	January 1, 2026
IFRS 18, “Presentation and Disclosure in Financial Statements”	January 1, 2027
IFRS 19, “Subsidiaries without Public Accountability: Disclosures”	January 1, 2027
Amendments to IAS 21, “Translation to a Hyperinflationary Presentation Currency”	January 1, 2027
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture – Amendments to IFRS 10 and IAS 28	To be determined